Identified Intangible Assets - Summary of Intangible Assets, Net of Accumulated Amortization and Impairments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				$ 573	$ 755
Non Cancellable Software Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				49	31
Scenario, Forecast [Member] | Non Cancellable Software Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for intangible assets acquired	$ 14	$ 16	$ 19